CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (item, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS
Interest capitalized	$ 6,539,000	$ 10,360,000
Tax liability paid to AIG	10,100,000
Cash Flow, Noncash Investing and Financing Activities
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	36,799,000	419,937,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon part-out of an aircraft	60,780,000
Flight equipment under operating leases transferred to Flight equipment held for sale	2,236,055,000
Flight equipment under operating leases transferred to Flight equipment held for sale and subsequently sold	1,992,507,000
Net investment in finance leases transferred to Flight equipment under operating leases	192,161,000
Number of aircraft converted into sales-type leases	2
Aircraft net book values converted	66,581,000
Aircraft net book values converted into sales-type leases, aggregate amount	30,230,000
Aircraft net book values converted into sales-type leases, amount charged to income	36,351,000
Proceeds receivable from loss of aircraft	10,400,000	33,223,000
Number of aircraft with loss	2
Number of aircraft reclassified as sales-type leases		3
Aircraft reclassified as sales-type leases		59,130,000
Aircraft net book value reclassified to Lease receivables and other assets		23,787,000
Overhaul reserves reclassified to Lease receivables and other assets		6,891,000
Aircraft net book value reclassified		10,521,000
Aircraft net book value reclassified to Lease receivables and other assets		2,400,000
Aircraft net book value reclassified to Lease receivables and other assets, amount charged to income		7,366,000
Security deposits on aircraft, overhauls and other reclassified to Deposits on flight equipment purchases		5,335,000
Reduction in certain credits from aircraft and engine manufacturers		$ 742,000